SUPPLEMENT DATED OCTOBER 27, 2010

TO PROSPECTUS DATED APRIL 30, 2010
FOR KEYPORT CHARTER AND KEYPORT LATITUDE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

MacKay Shields LLC is no longer the sub-adviser to the Columbia High Yield Fund, Variable Series (the “Fund”). Columbia Management Investment Advisers LLC, the Fund’s investment adviser, has assumed the day-to-day management responsibility for the Fund.

Please retain this supplement with your prospectus for future reference.

Keyport Charter, Keyport Latitude (US) 10/2010